Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 5,715,740	$ 6,374,700	$ 4,285,020
Other deferred tax assets	8,821,870	8,916,350	3,392,290
Valuation allowance	(14,550,740)	(15,304,180)	(7,687,200)
Unrealized foreign exchange loss	13,130	13,130	8,870
Equipment			1,020
Total